GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of general and administrative expense [Line Items]
Corporate administration	$ 101	$ 125
Expense from share-based payment transactions with employees	25	34
Total general and administrative expenses	126	159
Employee costs	$ 82	$ 93